Major Customers and Geographic Information - Schedule of Revenues by Geographic Areas (Details) - Operating Segments [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Total	$ 12,596	$ 9,992
Israel [Member]
Total	3,593	2,714
Asia [Member]
Total	2,540	3,929
North America [Member]
Total	5,528	3,085
Latin America [Member]
Total	214	264
Europe [Member]
Total	$ 721